Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2012
Registrant Name	dei_EntityRegistrantName	EMERGING MARKETS GROWTH FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000794458
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug. 29, 2012